INCOME TAX EXPENSE	6 Months Ended
Jun. 30, 2023
INCOME TAX EXPENSE
INCOME TAX EXPENSE

11. INCOME TAX EXPENSE

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of June 30, 2022 and 2023.